Offerings	May 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99974
Maximum Aggregate Offering Price	$ 499,870,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,530.1
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99725
Maximum Aggregate Offering Price	$ 498,625,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,339.49